Condensed Interim Statements of Stockholders' Equity (Deficiency) (Unaudited) - CAD	Common Stock	Warrants	Additional Paid-In Capital	Equity to be Issued	Accumulated Deficit	Total
Beginning Balance, Shares at Mar. 31, 2013	8,606,250
Beginning Balance, Amount at Mar. 31, 2013	CAD 100	CAD 0	CAD 0	CAD 0	CAD (489,128)	CAD (489,028)
Unit subscriptions received	0	0	0	328,180	0	328,180
Net loss and comprehensive loss	CAD 0	0	0	0	(232,956)	(232,956)
Ending Balance, Shares at Mar. 31, 2014	8,606,250
Ending Balance, Amount at Mar. 31, 2014	CAD 100	0	0	328,180	(722,084)	(393,804)
Unit subscriptions issued, shares	625,160
Unit subscriptions issued, amount	CAD 689,116	0	0	(328,180)	0	360,936
Valuation of warrants	(171,308)	171,308	0	0	0	0
Warrants granted for sevices	0	19,290	0	0	0	19,290
Unit issue costs	CAD (1,100)	(400)	0	0	0	(1,500)
Warrants exercised, shares	25,000
Warrants exercised, amount	CAD 1,113	0	0	0	0	1,113
Warrant liability valuation transferred	32,675	0	0	0	0	32,675
Stock options	0	0	324,916	0	0	324,916
Net loss and comprehensive loss	0	0	0	0	(1,087,289)	(1,087,289)
Valuation of warrants classified as warrant liabilities	CAD (8,273)	0	0	0	0	(8,273)
Ending Balance, Shares at Mar. 31, 2015	9,256,410
Ending Balance, Amount at Mar. 31, 2015	CAD 542,323	190,198	324,916	0	(1,809,373)	(751,936)
Warrants exercised, shares	12,500
Warrants exercised, amount	CAD 596	0	0	0	0	596
Warrant liability valuation transferred	16,213	0	0	0	0	16,213
Stock options	CAD 0	0	75,050	0	0	75,050
Net loss and comprehensive loss					(112,496)	(112,496)
Ending Balance, Shares at Jun. 30, 2015	9,268,910
Ending Balance, Amount at Jun. 30, 2015	CAD 559,132	CAD 190,198	CAD 399,966	CAD 0	CAD (1,921,869)	CAD (772,573)